SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED SHARES ACTIVITIES (Details)													1 Months Ended	11 Months Ended	12 Months Ended
	Nov. 13, 2020 USD ($)	Nov. 13, 2020 CNY (¥)	Aug. 28, 2019 USD ($)	Aug. 28, 2019 CNY (¥)	Mar. 19, 2018 USD ($)	Mar. 19, 2018 CNY (¥)	Jun. 10, 2016 USD ($)	Jun. 10, 2016 CNY (¥)	Feb. 06, 2015 USD ($)	Feb. 06, 2015 CNY (¥)	Jul. 30, 2014 USD ($)	Jul. 30, 2014 CNY (¥)	Feb. 09, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Balance													¥ 3,125,580,000	¥ 8,203,434,000	¥ 1,424,129,000
Exercise of Series E warrants															122,642,000
Issuance for cash															598,662,000
Issuance costs															(11,830,000)
Deemed dividends															14,729,000
Accretion of Redeemable Convertible Preferred Shares													4,878,653,000		1,139,108,000
Foreign currency translation adjustment													278,182,000		(161,860,000)
Balance													8,203,434,000		3,125,580,000
Subscription receivables															(336,179,000)
Carrying amount as of December 31, 2020													2,789,401,000
Issuance of Series F Preferred Shares													257,198,000
Conversion to Class A Ordinary Shares														(8,203,434,000)
Series A Redeemable Convertible Preferred Shares [Member]
Balance													380,664,000	962,421,000	174,528,000
Exercise of Series E warrants
Issuance for cash
Issuance costs
Deemed dividends
Accretion of Redeemable Convertible Preferred Shares													588,758,000		229,846,000
Foreign currency translation adjustment													(7,001,000)		(23,710,000)
Balance													962,421,000		380,664,000
Subscription receivables
Carrying amount as of December 31, 2020													380,664,000
Issuance of Series F Preferred Shares											$ 2,750,000	¥ 16,902,000
Conversion to Class A Ordinary Shares														(962,421,000)
Series B Redeemable Convertible Preferred Shares [Member]
Balance													404,394,000	1,012,767,000	202,954,000
Exercise of Series E warrants
Issuance for cash
Issuance costs
Deemed dividends
Accretion of Redeemable Convertible Preferred Shares													615,764,000		226,825,000
Foreign currency translation adjustment													(7,391,000)		(25,385,000)
Balance													1,012,767,000		404,394,000
Subscription receivables
Carrying amount as of December 31, 2020													404,394,000
Issuance of Series F Preferred Shares									$ 10,200,000	¥ 62,691,000
Conversion to Class A Ordinary Shares														(1,012,767,000)
Series C Redeemable Convertible Preferred Shares [Member]
Balance													943,228,000	2,305,632,000	607,847,000
Exercise of Series E warrants
Issuance for cash
Issuance costs
Deemed dividends
Accretion of Redeemable Convertible Preferred Shares													1,379,371,000		396,106,000
Foreign currency translation adjustment													213,120,000		(60,725,000)
Balance													2,305,632,000		943,228,000
Subscription receivables															(230,087,000)
Carrying amount as of December 31, 2020													713,141,000
Issuance of Series F Preferred Shares							$ 25,000,000	¥ 165,466,000
Conversion to Class A Ordinary Shares														(2,305,632,000)
Series D redeemable convertible preferred shares [Member]
Balance													268,573,000	643,376,000	208,826,000
Exercise of Series E warrants
Issuance for cash
Issuance costs
Deemed dividends
Accretion of Redeemable Convertible Preferred Shares													379,571,000		77,441,000
Foreign currency translation adjustment													(4,768,000)		(17,694,000)
Balance													643,376,000		268,573,000
Subscription receivables
Carrying amount as of December 31, 2020													268,573,000
Issuance of Series F Preferred Shares					$ 25,600	¥ 160,975
Conversion to Class A Ordinary Shares														(643,376,000)
Series E Redeemable Convertible Preferred Shares [Member]
Balance													437,249,000	1,039,624,000	229,974,000
Exercise of Series E warrants															122,642,000
Issuance for cash
Issuance costs
Deemed dividends															14,729,000
Accretion of Redeemable Convertible Preferred Shares													610,099,000		93,773,000
Foreign currency translation adjustment													98,368,000		(23,869,000)
Balance													1,039,624,000		437,249,000
Subscription receivables															(106,092,000)
Carrying amount as of December 31, 2020													331,157,000
Issuance of Series F Preferred Shares			$ 32,000	¥ 226,646
Conversion to Class A Ordinary Shares														(1,039,624,000)
Series F Redeemable Convertible Preferred Shares [Member]
Balance													691,472,000	2,239,614,000
Exercise of Series E warrants
Issuance for cash															598,662,000
Issuance costs															(11,830,000)
Deemed dividends
Accretion of Redeemable Convertible Preferred Shares													1,305,090,000		115,117,000
Foreign currency translation adjustment													(14,146,000)		(10,477,000)
Balance													2,239,614,000		691,472,000
Subscription receivables
Carrying amount as of December 31, 2020													691,472,000
Issuance of Series F Preferred Shares	$ 91,000,000	¥ 598,662,000											¥ 257,198,000
Conversion to Class A Ordinary Shares														¥ (2,239,614,000)